CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net loss	$ (1,107,289)	$ (750,255)	$ (724,563)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	76,488	54,957	12,790
Reduction in the carrying amount of operating lease right-of-use assets	18,253	20,056	15,413
Investment (income) loss, net	(14,232)	1,162	3,246
Share of results of equity method investments	171	1,048	2,762
Changes in fair values of liabilities, excluding impact of instrument-specific credit risk	285,423	10,039	22,991
Share-based compensation expense	31,930		10,625
Deferred income tax expense		(126)
Non-cash interest expenses	14,784	1,620	8,167
Non-cash interest income	(13,415)
Amortization of deferred income relating to government grants	(25)		(54,954)
Expected credit loss expenses	5,815	389
Warranty expenses	21,852	8,492	0
Commission fee for Westwood subscription commitment	3,500
Net unrealized foreign currency exchange losses	496	1,466	10,192
Changes in operating assets and liabilities:
Inventories	69,675	(235,074)	(21,628)
Contract liabilities - third parties	(7,150)	42,393	6,286
Operating lease liabilities	(16,351)	(29,357)	(14,610)
Net cash used in operating activities	(848,520)	(386,932)	(351,419)
Investing activities:
Payments for purchases of property, equipment and software and intangible assets	(57,337)	(213,714)	(133,345)
Proceeds from disposal of property, equipment and software	6,539	5,117	1,071
Payments for purchases of short-term investments	(48,150)	(38,254)	(300,662)
Proceeds from sales of short-term investments	48,257	37,428	289,587
Proceeds / (payments) from settlement of derivative instruments	(239)		641
Receipts of government grants related to assets	28,135	16,345
Payments for investments in equity investees	(414)	(5,059)	(3,114)
Proceeds from disposal of a subsidiary, net of cash disposed	6,788	1,379
Payments for purchases of securities pledged to an investor	(500,000)
Proceeds from sales of securities pledged to an investor	189,630
Proceeds from investment income arising from securities pledged to an investor	8,936
Loans to related parties	(262,203)	(1,227)	(2,310)
Proceed from settlement of related party loans	140
Net cash used in investing activities	(579,440)	(197,985)	(149,414)
Financing activities:
Payments of cash collateral to Meritz	(76,469)
Payment for redemption of exchangeable notes	(365,994)
Proceeds from issuance of ordinary shares to exchangeable notes holders	361,262
Proceeds from exercise of public warrant	5,700
Proceeds from settlement of receivable from shareholders		26,139	76,147
Proceeds from issuance of convertible notes	119,284	25,297	75,037
Proceeds from issuance of exchangeable notes	28,541	27,883	378,964
Repayment of mandatorily redeemable noncontrolling interest		(11,554)
Receipts of refundable deposits in connection with the issuance of Series A Preferred Shares			28,945
Repayments of refundable deposits in connection with PIPE investments	(10,264)
Repayments of refundable deposits in connection with the issuance of Series A Preferred Shares			(28,628)
Payment for redemption of convertible notes		(5,648)
Receipts of refundable deposits in connection with PIPE investments		10,000
Consideration payment in connection with reorganization			(50,794)
Capital contributions by noncontrolling interests	404	4,460	149
Proceeds from short-term borrowings	1,033,046	481,176	28,170
Repayments of short-term borrowings	(460,948)	(272,897)	(9,844)
Payments to a noncontrolling interest in the liquidation of a subsidiary		(148)
Net cash provided by financing activities	1,459,527	284,708	758,131
Effect of exchange rate changes on cash and restricted cash	26,235	(12,189)	(49,217)
Net increase (decrease) in cash and restricted cash	57,802	(312,398)	208,081
Cash and restricted cash at beginning of the year	427,135	739,533	531,452
Cash and restricted cash at end of the year	484,937	427,135	739,533
Reconciliation of cash and restricted cash:
Cash	103,072	418,941	736,605
Restricted cash, current	379,293	7,873	2,392
Restricted cash, non-current	2,572	321	536
Total cash and restricted cash	484,937	427,135	739,533
Supplemental information
Interest paid	8,140	8,086	471
Income taxes paid	678	1,152	1,763
Income taxes refund	(127)	(45)	(131)
Non-cash investing and financing activities:
Purchase of property, equipment and software and intangible assets included in accrued expenses and other current liabilities	70,887	71,064	108,045
Issuance of Series Pre-A Preferred Shares through conversion of a convertible note			23,445
Re-designation of ordinary shares into of Series Pre-A Preferred Shares			23,650
Accretion of Redeemable Convertible Preferred Shares	2,979	15,121	910
Issuance of ordinary shares through conversion of redeemable convertible preferred shares	386,509
Investment securities obtained through conversion of a convertible note			11,316
Payable arising from a distribution agreement		22,296
Issuance of put option liabilities		9,376
Payable arising from deferred listing expenses		1,613
Issuance costs payable	6,556
Issuance of ordinary shares through conversion of convertible notes	30,114
LCAA and PIPE Investors
Financing activities:
Proceeds from issuance of ordinary shares to PIPE investors and LCAA, net of transaction costs	824,158
Westwood Capital Group LLC
Financing activities:
Proceeds from issuance of ordinary shares to Westwood	807
Series Pre-A Preferred Shares
Financing activities:
Proceeds from issuance of preferred shares			129,681
Series A Preferred Shares
Financing activities:
Proceeds from issuance of preferred shares			187,734
Repayment of exchangeable notes for issuance of Series A Preferred Shares			(57,430)
Related party
Changes in operating assets and liabilities:
Accounts receivable	(88,808)	(14,356)	(2,976)
Prepayments and other current assets	(46,564)	(18,880)	405,176
Other non-current assets	1,583	(2,706)
Accounts payable	76,329	335,307	5,975
Accrued expenses and other current liabilities	(55,875)	89,876	(201,088)
Other non-current liabilities	(140)	(91)	1,640
Investing activities:
Proceed from settlement of related party loans	140
Nonrelated Party
Changes in operating assets and liabilities:
Accounts receivable	(67,262)	(75,265)	(111)
Prepayments and other current assets	(21,655)	(20,268)	1,705
Other non-current assets	(20,893)	(34,248)	(2,044)
Accounts payable	43,685	21,067	1,583
Accrued expenses and other current liabilities	(30,062)	124,094	145,857
Other non-current liabilities	$ (8,783)	$ 81,728	$ 16,147